Note 13 - Long-term Debt - Senior Unsecured Notes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Senior Unsecured Notes [Member]
Carrying value	$ 542,044
The 2.23% 2028 Notes [Member]
Debt Instrument, Term (Year)	10 years
Maturity date	May 30, 2028
Carrying value	$ 246,093
Interest rate	2.23%
The 1.52% 2031 Notes [Member]
Debt Instrument, Term (Year)	10 years
Maturity date	Oct. 07, 2031
Carrying value	$ 146,422
Interest rate	1.52%
The 3.02% 2031 Notes [Member]
Debt Instrument, Term (Year)	10 years
Maturity date	Oct. 07, 2031
Carrying value	$ 149,529
Interest rate	3.02%